SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Zivo Bioscience, Inc. and its wholly-owned subsidiaries, Health Enhancement Corporation, HEPI Pharmaceuticals, Inc., Wellmetrix, LLC, Wellmetris, LLC, Zivo Bioscience, LLC, Zivo Biologic, Inc., ZIVOLife, LLC, and Zivo Zoologic, Inc. All significant intercompany transactions and accounts have been eliminated in consolidation.

Accounting Estimates

The Company’s consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements and reported amount of revenues and expenses during the reporting period. Due to the inherent uncertainty involved in making estimates, actual results could differ from those estimates. Management uses its best judgment in valuing these estimates and may, as warranted, solicit external professional advice and other assumptions believed to be reasonable.

Cash

For the purpose of the statements of cash flows, cash equivalents include time deposits, certificates of deposit and all highly liquid debt instruments with original maturities of three months or less. The Company maintains cash and cash equivalents balances at financial institutions and are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At times, balances in certain bank accounts may exceed the FDIC insured limits. At December 31, 2022 and 2021, the Company did not have any cash equivalents.

Property and Equipment

Property and equipment consist of furniture and office equipment and are carried at cost less allowances for depreciation and amortization. Depreciation and amortization are determined by using the straight-line method over the estimated useful lives of the related assets. Repair and maintenance costs that do not improve service potential or extend the economic life of an existing fixed asset are expensed as incurred.

Leases

ASC 842, Leases, requires the recognition of a right-of-use (“ROU”) and a corresponding lease liability on the balance sheet. ROU assets represent the right to use an underlying asset over the lease term and lease liabilities represent the obligation to make lease payments resulting from the lease agreement. ROU assets and lease liabilities are recognized on commencement of the lease agreement.

ROU assets are included within operating lease right-of-use assets, and the corresponding operating lease liabilities are recorded as current portion of long-term operating lease, and within long-term liabilities as long-term operating lease, net of current portion on the Company’s Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021.

Lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Generally, we do not consider any additional renewal periods to be reasonably certain of being exercised, as comparable locations could generally be identified within the same trade areas for comparable lease rates. Because the Company's leases do not provide an implicit rate of return, the Company used its incremental borrowing rate in determining the present value of lease payments. We have elected the practical expedient not to separate lease and nonlease components for all of our building leases.

Revenue Recognition

Revenue is recognized in accordance with ASC 606, which utilizes five steps to determine whether revenue can be recognized and to what extent: (i) identify the contract with a customer; (ii) identify the performance obligation(s); (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) determine the recognition period. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, Revenue from Contracts with Customers, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Significant judgments exercised by management include the identification of performance obligations, and whether such promised goods or services are considered distinct. The Company evaluates promised goods or services on a contract-by-contract basis to determine whether each promise represents a good or service that is distinct or has the same pattern of transfer as other promises. A promised good or service is considered distinct if the customer can benefit from the good or service independently of other goods/services either in the contract or that can be obtained elsewhere, without regard to contract exclusivity, and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contact. If the good or service is not considered distinct, the Company combines such promises and accounts for them as a single combined performance obligation.

Research and Development

Research and development (“R&D”) costs are expensed as incurred. The Company’s R&D costs, including internal expenses, consist of clinical study expenses as it relates to the biotech business and the development and growing of algae as it relates to the agtech business. External clinical studies expenses were approximately $1.4 million and $1.6 million for the years ended December 31, 2022 and 2021, respectively. Internal expenses, composed of staff salaries compose approximately $1.5 million and $800,000 for the years ended December 31, 2022 and 2021, respectively. These costs were offset by the amortization of the R&D obligation of $774,025 and $555,745 for the years ending December 31, 2022 and 2021, respectively; $193,610 of the year ended December 31, 2022 and $150,805 for the year ended December 31, 2021 of the amortization amount was attributable to related parties (see “Note 9 - Deferred R&D Obligations - Participation Agreements”).

Income Taxes

The Company follows the authoritative guidance for accounting for income taxes. Deferred income taxes are determined using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The tax effects of temporary differences that gave rise to the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 were primarily attributable to net operating loss carry forwards. Since the Company has a history of losses, and it is more likely than not that some portion or all of the deferred tax assets will not be realized, a full valuation allowance has been established. In addition, utilization of net operating loss carry-forwards is subject to a substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code. The annual limitation may result in the expiration of net operating loss carry-forwards before utilization.

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, Compensation - Stock Compensation. Under the provisions of FASB ASC 718, stock-based compensation cost is estimated at the grant date based on the award’s fair value and is recognized as expense over the requisite service period. The Company, from time to time, issues common stock or grants common stock options to its employees, consultants and board members. At the date of grant, the Company determines the fair value of the stock option award and recognizes compensation expense over the requisite service period. Issuances of common stock are valued at the closing market price on the date of issuance and the fair value of any stock option or warrant awards is calculated using the Black Scholes option pricing model and employing the simplified term method as the Company does not have a historical basis to determine the term. The Company records forfeiture of options when they occur.

During 2022 and 2021, options were granted to employees, directors and consultants of the Company. As a result of these grants, the Company recorded expenses of $2.7 million during the year ended December 31, 2022, approximately $500,000 of this expense was for R&D and $2.2 million was attributed to G&A. During the year ending December 31, 2021 the Company recorded expenses of $3.0 million, approximately $300,000 of this expense was for R&D and $2.7 million was attributed to G&A.

The fair value of options and warrants were estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted average assumptions:

Year Ended December 31,

	2022	2021
Expected volatility	116.42% to130.18%	123.40% to 143.97%
Expected dividends	0%	0%
Expected term	5 to 5.75 years	3.25 to 5.87 years
Risk free rate	1.88 to 3.70%	0.24% to 1.34%

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, option-pricing models require the input of highly subjective assumptions, including the expected stock price volatility. In considering the expected term of the options, the Company employs the simplified method. The Company uses this method as it does not have a history of option exercises to establish a robust estimated term based on experience. The simplified term is used for the determination of expected volatility as well as the identification of the risk free rate.

Income (Loss) Per Share

Basic loss per share is computed by dividing the Company’s net loss by the weighted average number of shares of common stock outstanding during the period presented. Diluted loss per share is based on the treasury stock method and includes the effect from potential issuance of common stock such as shares issuable pursuant to the exercise of options and warrants and conversions of debentures. Potentially dilutive securities as of December 31, 2022, consisted of 53,546 shares of common stock from convertible debentures and related accrued interest and 6,267,602 shares of common stock underlying outstanding options and warrants. Potentially dilutive securities as of December 31, 2021, consisted of 53,076 shares of common stock from convertible debentures and related accrued interest and 7,250,206 shares of common stock underlying outstanding options and warrants. For 2022 and 2021, diluted and basic weighted average shares were the same, as potentially dilutive shares are anti-dilutive.

Segment Reporting

The Company’s Chief Executive Officer, who is considered to be the chief operating decision maker (CODM), reviews financial information presented on a consolidated basis, accompanied by information about operating segments for purposes of making operating decisions and assessing financial performance. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company operates solely in the United States.

Fair Value of Financial Instruments

We account for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis adhering to the Financial Accounting Standards Board (“FASB”) fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the Company at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

As of December 31, 2022 and 2021, fair values of cash, prepaid, other assets, accounts payable and accrued expenses approximated their carrying values because of the short-term nature of these assets or liabilities. As of December 31, 2022 and 2021 the fair value of the convertible notes approximated their carrying value.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company has historically maintained cash balances at financial institutions which exceed the current FDIC limit of $250,000 at times during the year.

The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

Recently Adopted Accounting Standards

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires a consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The standard is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company adopted this ASU beginning January 1, 2023. The Company has determined there is no impact of this standard on its financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This update provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. This update is effective for fiscal years beginning after December 15, 2021. The Company has determined there is no impact of this standard on its financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In August 2020, the FASB issued ASU No. 2020-06 ("ASU 2020-06"), Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). ASU 2020-06 eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, ASU 2020-06 modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2021 (or December 15, 2023 for companies who meet the SEC definition of Smaller Reporting Companies), and interim periods within those fiscal years. The amendment is to be adopted through either a fully retrospective or modified retrospective method of transition. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures.